Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Segmented Information
Schedule of segmented operating results

		Exploration and
For the year ended December 31, 2023	Refinery	Evaluation[2]	Corporate and Other[2]	Total
Operating expenses
Consulting and professional fees	$69	$78	$4,512	$4,659
Exploration and evaluation expenditures	—	700	—	700
General and administrative and travel	156	3	2,236	2,395
Investor relations and marketing	—	—	633	633
Salaries and benefits	1,783	—	1,992	3,775
Share-based payments	—	—	1,821	1,821
Operating loss	$2,008	$781	$11,194	$13,983
Unrealized loss on marketable securities	—	—	(253)	(253)
Gain on financial derivative liability - Convertible Notes	—	—	6,683	6,683
Changes in US Warrants	—	—	1,243	1,243
Other non-operating expenses	—	—	(6,472)	(6,472)
Impairment	(51,884)	—	—	(51,884)
Loss before taxes	$(53,892)	$(781)	$(9,993)	$(64,666)

		Exploration and	Corporate and
For the year ended December 31, 2022 (Restated)	Refinery	Evaluation[2]	Other [2]	Total
Operating expenses
Consulting and professional fees	$47	$3	$2,679	$2,729
Exploration and evaluation expenditures	—	3,416	12	3,428
General and administrative and travel	138	10	1,777	1,925
Investor relations and marketing	—	—	1,000	1,000
Refinery, engineering and metallurgical studies	2,349	—	—	2,349
Refinery, permitting and environmental expenses	128	—	—	128
Salaries and benefits	655	—	3,258	3,913
Share-based payments	—	—	1,282	1,282
Operating loss	$3,317	$3,429	$10,008	$16,754
Unrealized loss on marketable securities	—	—	(589)	(589)
Gain on financial derivative liability - Convertible Notes	—	—	27,686	27,686
Changes in US Warrants	—	—	1,531	1,531
Other non-operating income	—	—	677	677
(Loss) income before taxes	$(3,317)	$(3,429)	$19,297	$12,551

Schedule of segmented assets and liabilities

	Total Assets			Total Liabilities
As at December 31,	2023	2022 [2]	2021 [2]	2023	2022 [2]	2021 [2]
Refinery	$59,701	$91,316	17,082	$8,935	$17,723	1,776
Exploration and Evaluation [1]	85,741	87,765	11,418	75	120	790
Corporate and Other	3,250	8,443	139,111	56,384	43,172	65,081
	$148,692	$187,524	167,611	$65,394	$61,015	67,647

[1] Total non-current assets comprising of exploration and evaluation assets in the amount of $85,741 (December 31, 2022 - $87,765 and December 31, 2021 - $11,418) are located in Idaho, USA.

[2] The Company has reclassified the Exploration and Evaluation assets, liabilities, and results from the Corporate and Other category and comparatives have been updated to reflect this change.